Loans and borrowings - Summary of borrowings (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current liabilities
Unsecured bank loans	₺ 36,529,205	₺ 33,502,486
Secured bank loans	12,576,314	8,639,318
Lease liabilities	12,520,129	4,944,629
Debt securities issued	61,107,212	21,547,174
Total non-current liabilities	122,732,860	68,633,607
Current liabilities
Unsecured bank loans	24,366,285	37,935,323
Secured bank loans	1,826,138	1,599,835
Lease liabilities	2,964,188	1,367,685
Debt securities issued	6,759,655	27,036,945
Total current liabilities	₺ 35,916,266	₺ 67,939,788